8. DERIVATIVE LIABILITIES (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Reclassified fair value of warrants from equity to liability		$ 13,202
Relassified fair value of warrants from liability to equity		7,677
Gain in fair value of derivatives	$ 557	$ 5,524